UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             WASHINGTON D.C. 20549

                   FORM 13F

              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):  [] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3798


Signature, Place, and Date of Signing:

         Thomas C. Wagner Hopkins, Minnesota     November 14, 2012


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $ 77,624
                                        (thousands)

List of Other Included Managers: None

                FORM 13F INFORMATION TABLE

                          TITLE        CUSIP      VALUE    SHARES/  SH/  PUT/     INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER          OF CLASS       NUMBER    (x1000)   PRN AMT  PRN  CALL     DSCRETN  MANAGERS     SOLE     SHRD   NONE
AMERIGROUP           COM              03073T102     6476     70996  SH            Sole                   70996
ARIBA INC            COM NEW          04033V203     5685    127000  SH            Sole                  127000
BARCLAYS BK PLC      TH S&P VIX NEW   06740C261      185     20000  SH            Sole                   20000
LIBERTY GLOBAL INC   COM SER C        530555309    11692    207150  SH            Sole                  207150
NEXEN INC            COM              65334H102    12972    511400  SH            Sole                  511400
PROOFPOINT INC       COM              743424103     2464    412887  SH            Sole                  412887
SPDR S&P 500 ETF TR  PUT              78462F953    38150    265300  SH   PUT      Sole                  265300